Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives	Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Transportation equipment	5-20 years
Office furniture and equipment	3-10 years
Leasehold improvements	Shorter of remaining lease term or useful life
Property and equipment, net consisted of the following:

	December 31, 2023	December 31, 2022
Transportation equipment	$311,584	$294,846
Office furniture and equipment	3,131	2,591
Leasehold improvements	2,306	137
Construction in progress	147	447
Deposits on transportation equipment	23,923	29,729
	341,091	327,750
Less: Accumulated depreciation	(87,115)	(75,057)
Property and equipment, net	$253,976	$252,693
Property and equipment, net consisted of the following:

	June 30, 2024	December 31, 2023
Transportation equipment	$316,859	$311,584
Office furniture and equipment	3,147	3,131
Leasehold improvements	2,306	2,306
Construction in progress	236	147
Deposits on transportation equipment	15,746	23,923
	338,294	341,091
Less: Accumulated depreciation	(86,818)	(87,115)
Property and equipment, net	$251,476	$253,976